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Tax-Exempt Portfolio

Scudder Tax-Exempt Cash Institutional Shares Fund #148

Tax-Exempt Cash Managed Shares Fund #248

Annual Report

April 30, 2002

The portfolio seeks to provide maximum current income that is exempt from Federal income taxes to the extent consistent with stability of capital.

Dear Shareholder:

We appreciate your decision to invest in Scudder Institutional Funds. To provide you with an update of holdings, on the following pages you'll find the fund's annual report for the year ended April 30, 2002. Also included are financial highlights for the following share classes:

• Institutional Shares

• Managed Shares

Briefly, for the year ended April 30, 2002 the portfolio met its stated objectives in a challenging operating environment of declining interest rates and sadly marked by unprecedented terrorist attacks in the United States.

Thank you for your investment. We look forward to serving your investment needs for years to come.

/s/ Frank Rachwalski

Frank Rachwalski
Vice President and Lead Portfolio Manager

As of April 8, 2002, a new group of investment professionals has been responsible for the day-to-day management of each product. These professionals have several years of experience managing money market funds. Please see the prospectus for more information.

Portfolio Performance
As of April 30, 2002

7-Day Current Yield
Tax-Exempt Cash Institutional Shares	1.34%
(Equivalent Taxable Yield)	2.17%
Tax-Exempt Cash Managed Shares	0.96%
(Equivalent Taxable Yield)	1.56%

Inception was on 11/17/99.

To find out current yield information, contact your financial services firm from which you obtained the prospectus. Yields are historical, may fluctuate, and do not guarantee future performance. The portfolio's net yield is the sum of the daily rates for the fund.

The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 38.6%. Income may be subject to local taxes and for some investors, the alternative minimum tax.

Notes

Like all money market funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.

Portfolio of Investments as of April 30, 2002

Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)
Municipal Investments 100.0%
Alabama 3.5%
Birmingham, Special Care Facilities Authority, 1.8%*, 11/15/2039	21,500,000	21,500,000
Mobile, Special Care Facilities Financing Authority, Ascension Health Project, 1.8%*, 11/15/2039	10,000,000	10,000,000
Arizona 4.3%
Salt River Project, Agricultural Improvement and Power District, 1.25%**, 5/6/2002	7,000,000	7,000,000
Salt River Project, Agricultural Improvement and Power District, 1.25%**, 5/15/2002	7,700,000	7,700,000
Salt River Project, Agricultural Improvement and Power District, 1.35%**, 6/7/2002	5,600,000	5,600,000
Salt River Project, Agricultural Improvement and Power District, 1.35%**, 6/10/2002	11,700,000	11,700,000
Salt River Project, Agricultural Improvement and Power District, 1.63%**, 7/12/2002	2,363,000	2,363,000
Salt River Project, Agricultural Improvement and Power District, 1.65%**, 7/12/2002	4,500,000	4,500,000
California 3.8%
Los Angeles, Harbor Improvement Corp., 1.8%*, 1/1/2005	6,400,000	6,400,000
Revenue Anticipation Notes, 3.25%, 6/28/2002	18,000,000	18,028,974
Revenue Anticipation Notes, Series C, 1.475%*, 6/28/2002	10,000,000	10,000,000
Colorado 2.2%
Denver, Special Facilities Airport Revenue, Worldport at DIA Project, AMT, Series A, 1.85%*, 12/1/2029	16,000,000	16,000,000
Post Secondary Educational Facilities Authority Revenue, 1.85%*, 8/1/2017	3,955,000	3,955,000
District of Columbia 1.1%
General Obligation, Series B-2, 1.85%*, 6/1/2003	3,150,000	3,150,000
General Obligation, The Washington Home, Inc., 1.75%*, 8/1/2029	6,755,000	6,755,000
Florida 7.2%
Dade County, 1.3%**, 5/8/2002	10,108,000	10,108,000
Gainesville, Utility Authority, 1.25%**, 5/7/2002	4,000,000	4,000,000
Indian River County, Hospital Revenue, 1.8%*, 10/1/2015	7,000,000	7,000,000
Jacksonville, Electric Authority, 1.6%**, 5/9/2002	3,000,000	3,000,000
Jacksonville, Electric Authority, 1.65%**, 5/3/2002	10,200,000	10,200,000
Kissimmee, Utility Authority, 1.25%**, 5/16/2002	5,000,000	5,000,000
Orange County, Health Facilities Authority, Presbyterian Retirement Authority Project, 1.75%*, 11/1/2028	3,400,000	3,400,000
Orlando, Capital Improvements, 1.4%**, 6/12/2002	5,000,000	5,000,000
University of Northern Florida, 1.75%*, 11/1/2024	6,000,000	6,000,000
University of Northern Florida, 1.75%*, 11/1/2027	9,200,000	9,200,000
University of Northern Florida, 1.75%*, 11/1/2030	2,000,000	2,000,000
Georgia 2.7%
General Obligations, 1.65%**, 6/13/2002	10,000,000	10,000,000
LaGrange, Development Authority Revenue, LaGrange College Project, 1.75%*, 6/1/2031	4,000,000	4,000,000
Laurens County, Development Authority Revenue, 1.8%*, 9/1/2017	4,000,000	4,000,000
Willacoochie, Development Authority, Pollution Control Revenue, Langboard, Inc. Project, AMT, 1.8%*, 5/1/2021	6,000,000	6,000,000
Idaho 0.8%
Power County, Industrial Development Authority, 1.8%*, 4/1/2014	7,000,000	7,000,000
Illinois 3.4%
Carol Stream, Industrial Project Revenue, MAAC Machinery Co. Project, AMT, 1.75%*, 4/1/2024	2,530,000	2,530,000
Chicago, Airport Revenue, O'Hare International Airport, United Airlines, Inc. Project, Series A, 1.7%*, 12/1/2017	3,700,000	3,700,000
Des Plaines, Industrial Development Revenue, MMP Properties LLC Project, AMT, 2.0%*, 10/1/2018	3,835,000	3,835,000
Development Finance Authority, Museum of Contemporary Art Project, 1.75%*, 2/1/2029	6,000,000	6,000,000
Development Finance Authority, Turano Bakery Project, AMT, 2.0%*, 8/1/2025	6,210,000	6,210,000
Elgin, Judson College Project, 1.85%*, 7/1/2011	2,650,000	2,650,000
Rockford, Industrial Project Revenue, Fasterner Engineers Project, AMT, 2.15%*, 2/1/2015	1,850,000	1,850,000
Student Assistance Commission, Student Loan Revenue, AMT, Series A, 1.8%*, 3/1/2006	3,400,000	3,400,000
Indiana 1.7%
Columbia City, Economic Development Revenue, Precision Plastics Project, AMT, 1.75%*, 11/30/2017	3,700,000	3,700,000
Development Finance Authority, Industrial Development Revenue, Enterprise Center V Project, AMT, 1.9%*, 6/1/2022	5,000,000	5,000,000
Health Facilities Financing Authority, Ascension Health, Series B, 1.8%*, 11/15/2039	1,250,000	1,250,000
Rockport, Pollution Control Revenue, Indiana and Michigan Electric Co. Project, Series A, 1.75%*, 8/1/2014	5,000,000	5,000,000
Kentucky 9.7%
Asset/Liability Commission, General Fund Revenue, Tax and Revenue Anticipation Notes, Series B, 1.252%*, 6/26/2002	17,000,000	17,000,000
Boone County, Pollution Control Revenue, 1.6%*, 8/1/2013	8,000,000	8,000,000
Campbellsville-Taylor County, Industrial Development Authority, Industrial Development Revenue, Cox Interior LLC Project, AMT, 1.85%*, 5/1/2015	2,830,000	2,830,000
Danville County, Multi-City Lease Revenue, 1.4%**, 6/11/2002	11,090,000	11,090,000
Danville County, Multi-City Lease Revenue, 1.4%**, 6/12/2002	11,000,000	11,000,000
Educational Development Authority, Health Care Revenue, 1.85%*, 11/1/2030	8,700,000	8,700,000
Lexington-Fayette Urban County, Industrial Development Revenue, YMCA Central Kentucky, Inc. Project, 1.85%*, 7/1/2019	7,200,000	7,200,000
Pendleton County, Multi-City Lease Revenue, 1.35%**, 5/1/2002	21,000,000	21,000,000
Louisiana 1.6%
Public Facilities Authority Revenue, Blood Center Properties, Inc. Project, 1.85%*, 7/1/2021	6,000,000	6,000,000
West Baton Rouge, 1.45%**, 5/14/2002	4,200,000	4,200,000
West Baton Rouge, 1.45%**, 5/15/2002	3,950,000	3,950,000
Maryland 2.0%
Anne Arundel County, Baltimore Gas and Electric, 1.35%**, 5/9/2002	6,000,000	6,000,000
Anne Arundel County, Baltimore Gas and Electric, 1.4%**, 5/10/2002	11,620,000	11,620,000
Michigan 4.2%
Delta County, Economic Development Corp., 1.25%**, 5/16/2002	3,300,000	3,300,000
Delta County, Economic Development Revenue, Mead Corp. Project, Series D, 1.7%*, 12/1/2023	3,000,000	3,000,000
State Housing Development Authority, Limited Obligation Revenue, 1.78%*, 12/1/2007	1,500,000	1,500,000
Strategic Fund, 1.45%**, 5/14/2002	6,370,000	6,370,000
Strategic Fund, Limited Obligation Revenue, Lapeer Technologies LLC Project, AMT, 2.0%*, 2/1/2020	5,000,000	5,000,000
University of Michigan Board of Regents, 1.3%**, 5/20/2002	18,795,000	18,795,000
Missouri 0.6%
Development Financing Authority, Airport Revenue, St. Louis Air Project, AMT, 1.85%*, 3/1/2030	5,000,000	5,000,000
Montana 1.3%
Forsyth, Pollution Control Revenue, Pacificorp Project, 1.85%*, 1/1/2018	11,450,000	11,450,000
Nebraska 2.6%
Investment Finance Authority, Single Family Housing Revenue, AMT, Series G, 1.8%*, 9/1/2022	4,235,000	4,235,000
Omaha, Public Power District, 1.25%**, 5/9/2002	4,750,000	4,750,000
Omaha, Public Power District, 1.65%**, 7/12/2002	5,000,000	5,000,000
Omaha, Public Power District, 1.63%**, 7/12/2002	4,000,000	4,000,000
York, Industrial Development Revenue, Kroy Building Products, Inc. Project, AMT, 1.95%*, 1/1/2009	5,600,000	5,600,000
Nevada 0.5%
Las Vegas Valley, Water Authority Revenue, 1.35%**, 6/11/2002	4,600,000	4,600,000
New Hampshire 1.2%
Business Financing Authority, Waste Management of NH, Inc. Project, AMT, 1.8%*, 9/1/2012	11,000,000	11,000,000
New York 2.7%
Dormitory Authority Revenue, Cornell University, Series B, 1.6%*, 7/1/2025	7,500,000	7,500,000
Energy Research and Development Authority Revenue, Pollution Control Revenue, Niagara Mohawk Power Corp. Project, Series A, 1.75%*, 7/1/2015	2,600,000	2,600,000
New York City, General Obligation, Series B, 1.65%*, 10/1/2022	6,000,000	6,000,000
New York City, Transitional Finance Authority Revenue, Series A, 3.25%, 10/2/2002	8,000,000	8,036,994
Ohio 3.4%
Air Quality Development Authority, 1.35%**, 6/10/2002	2,000,000	2,000,000
Athens County, Port Authority Housing Revenue, Housing for Ohio, Inc. Project, 1.8%*, 6/1/2032	5,955,000	5,955,000
Higher Education Facilities Authority, 1.85%*, 9/1/2020	7,550,000	7,550,000
Higher Education Facilities Authority, 1.85%*, 9/1/2025	3,875,000	3,875,000
Stark County, Port Authority Revenue, Community Action Agency Project, 1.85%*, 12/1/2022	5,100,000	5,100,000
Water Development Authority, 1.25%**, 5/7/2002	6,000,000	6,000,000
Oklahoma 0.6%
Blaine County, Industrial Development Authority Revenue, Seaboard Farms, Inc. Project, AMT, 1.8%*, 11/1/2018	5,200,000	5,200,000
Oregon 0.4%
Economic Development Revenue, Western, Inc. Project, 1.8%*, 1/1/2017	3,650,000	3,650,000
Pennsylvania 7.0%
Dauphin County, General Authority Revenue, 1.75%*, 11/1/2017	16,280,000	16,280,000
Emmaus, General Authority Revenue, Series A, 1.7%*, 3/1/2030	17,300,000	17,300,000
Higher Education Assistance Agency, Student Loan Revenue, AMT, Series A, 1.8%*, 3/1/2027	6,500,000	6,500,000
Lancaster County, Hospital Authority Revenue, Luthercare Project, 2.1%*, 2/15/2029	13,010,000	13,010,000
Lehigh County, Industrial Development Authority, 1.55%*, 10/1/2014	4,500,000	4,500,000
Public School Building, 1.75%*, 3/1/2019	5,535,000	5,535,000
South Carolina 2.2%
Public Service Authority, 1.25%**, 5/7/2002	6,000,000	6,000,000
Public Service Authority, 1.4%**, 9/12/2002	8,000,000	8,000,000
Public Service Authority, 1.5%**, 6/13/2002	4,000,000	4,000,000
Public Service Authority Revenue, 1.76%*, 1/1/2023	2,000,000	2,000,000
Tennessee 1.0%
Marion County, Industrial and Environmental Development Board, Valmont Industries, Inc. Project, AMT, 1.8%*, 6/1/2025	8,500,000	8,500,000
Texas 16.9%
Austin, Utility System, 1.55%**, 6/12/2002	3,660,000	3,660,000
Harris County, A-1, 1.25%**, 5/7/2002	6,842,000	6,842,000
Harris County, D-1, 1.25%**, 5/7/2002	2,000,000	2,000,000
Harris County, D-1, 1.25%**, 5/8/2002	9,885,000	9,885,000
Harris County, D-1, 1.4%**, 5/6/2002	10,350,000	10,350,000
Municipal Power Agency, 1.25%**, 5/21/2002	10,000,000	10,000,000
Municipal Power Agency, 1.5%**, 8/12/2002	8,800,000	8,800,000
Municipal Power Agency, 1.7%**, 7/10/2002	12,000,000	12,000,000
Municipal Power Agency, 1.75%**, 7/9/2002	7,000,000	7,000,000
San Antonio, Electric & Gas Revenue, 1.3%**, 5/9/2002	10,000,000	10,000,000
San Antonio, Electric & Gas Revenue, 1.35%**, 6/12/2002	9,000,000	9,000,000
San Antonio, Electric & Gas Revenue, 1.5%**, 6/13/2002	16,000,000	16,000,000
San Antonio, Industrial Development Authority Revenue, 1.8%*, 12/1/2012	8,000,000	8,000,000
Small Business Industrial Development Corp., Industrial Development Revenue, 1.75%*, 7/1/2026	16,845,000	16,845,000
Tax and Revenue Anticipation Notes, Series A, 3.75%, 8/29/2002	15,000,000	15,062,072
University of Texas, Series A, 1.5%**, 8/26/2002	6,002,000	6,002,000
Utah 3.6%
Intermountain Power Agency, 1.15%**, 5/13/2002	2,000,000	2,000,000
Intermountain Power Agency, 1.25%**, 5/6/2002	11,000,000	11,000,000
Intermountain Power Agency, 1.25%**, 5/20/2002	11,100,000	11,100,000
Intermountain Power Agency, 1.6%**, 6/11/2002	3,000,000	3,000,000
Logan, Industrial Development Revenue, Tek Tool & Plastics, Inc. Project, AMT, 1.85%*, 11/1/2025	5,000,000	5,000,000
Vermont 1.4%
Industrial Development Authority, Industrial Development Revenue, 1.75%*, 12/1/2004	1,650,000	1,650,000
Student Assistance Corp., Student Loan Revenue, 1.6%*, 1/1/2004	10,990,000	10,990,000
Virginia 1.8%
Chesterfield County, Industrial Development Authority, 1.35%**, 5/7/2002	11,000,000	11,000,000
Louisa County, Industrial Development Authority, 1.35%**, 5/9/2002	5,500,000	5,500,000
Washington 2.9%
Port of Anacortes, 1.25%**, 5/8/2002	17,190,000	17,190,000
Tacoma Electric System, 1.6%**, 6/13/2002	9,000,000	9,000,000
Wisconsin 1.2%
Merrill, Industrial Development Revenue, C & H Packaging Co., Inc. Project, AMT, 1.8%*, 11/1/2014	3,035,000	3,035,000
Park Falls, Industrial Development Revenue, Weather Shield Project, AMT, 2.0%*, 8/1/2020	3,500,000	3,500,000
Pewaukee, Industrial Development Revenue, Gunner Press & Finishing Project, AMT, 2.0%*, 9/1/2020	2,640,000	2,640,000
Whitewater, Industrial Development Revenue, Mac Lean Fogg Co. Project, 1.8%*, 12/1/2009	1,000,000	1,000,000
Wyoming 0.5%
Gillette, Industrial Development Revenue, MDA Inc./Allwire Project, AMT, 1.85%*, 12/1/2011	4,550,000	4,550,000
Total Investment Portfolio - 100.0% (Cost $896,568,040) (a)		896,568,040

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period. These securities are shown at their current rates as of April 30, 2002.
** Interest rates represent annualized yield to date of maturity.
(a) Cost of federal income tax purposes was $896,568,040.
AMT: Subject to alternative minimum tax.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of April 30, 2002
Assets	Tax-Exempt Portfolio
Investments in securities, at amortized cost	$ 896,568,040
Cash	532,761
Receivable for investments sold	31,015,000
Receivable for Fund shares sold	6,185,651
Interest receivable	2,668,892
Total assets	936,970,344
Liabilities
Dividends payable	671,098
Payable for Fund shares redeemed	5,979,667
Accrued management fee	101,507
Other accrued expenses and payables	397,642
Total liabilities	7,149,914
Net assets, at value	$ 929,820,430
Net Assets
Net assets consist of: Undistributed net investment income	151,854
Accumulated net realized gain (loss)	(4,060)
Paid-in capital	929,672,636
Net assets, at value	$ 929,820,430

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2002 (continued)
Net Asset Value	Tax-Exempt Portfolio
Institutional Shares Net assets applicable to shares outstanding	$ 202,239,841
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	202,253,268
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00
Managed Shares Net assets applicable to shares outstanding	$ 194,623,986
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	194,625,086
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00
Premier Money Market Shares Net assets applicable to shares outstanding	$ 100,956,936
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	100,962,249
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00
Service Shares Net assets applicable to shares outstanding	$ 431,999,667
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	431,842,499
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended April 30, 2002
Investment Income	Tax-Exempt Portfolio
Income: Interest	$ 21,833,761
Expenses: Management fee	1,565,293
Services to shareholders	1,637,057
Custodian fees	36,916
Distribution service fees	3,177,362
Auditing	2,244
Legal	9,202
Trustees' fees and expenses	26,485
Reports to shareholders	215,177
Registration fees	95,642
Other	66,515
Total expenses, before expense reductions	6,831,893
Expense reductions	(7,540)
Total expenses, after expense reductions	6,824,353
Net investment income	15,009,408
Net realized gain (loss) on investment transactions	(1,155)
Net increase (decrease) in net assets resulting from operations	$ 15,008,253

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Tax-Exempt Portfolio
	Years Ended April 30,
	2002	2001
Operations: Net investment income	$ 15,009,408	$ 32,009,131
Net realized gain (loss)	(1,155)	-
Net increase in net assets resulting from operations	15,008,253	32,009,131
Distributions to shareholders from net investment income: Institutional Shares	(4,470,761)	(8,133,719)
Managed Shares	(3,461,151)	(5,597,735)
Premium Money Market Shares	(1,182,253)	(2,252,845)
Service Shares	(5,439,338)	(16,024,832)
Fund share transactions at net asset value of $1.00 per share: Proceeds from shares sold	4,003,056,163	3,619,074,667
Reinvestment of distributions	8,628,981	17,820,450
Cost of shares redeemed	(4,040,141,138)	(3,444,562,332)
Net increase (decrease) in net assets from Fund share transactions	(28,455,994)	192,332,785
Increase (decrease) in net assets	(28,001,244)	192,332,785
Net assets at beginning of period	957,821,674	765,488,889
Net assets at end of period (including undistributed net investment income of $151,854 at April 30, 2002 for the Tax-Exempt Portfolio)	$ 929,820,430	$ 957,821,674

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Tax-Exempt Portfolio - Institutional Shares

Years Ended April 30,	2002	2001	2000[a]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Net investment income	.02	.04	.02
Less distributions from net investment income	(.02)	(.04)	(.02)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	1.98	4.00	1.33**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	202	182	169
Ratio of expenses (%)	.21	.21[b]	.23*
Ratio of net investment income (%)	1.95	3.89	3.59*

Tax-Exempt Portfolio - Managed Shares

Years Ended April 30,	2002	2001	2000[a]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Net investment income	.02	.04	.02
Less distributions from net investment income	(.02)	(.04)	(.02)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	1.71	3.73	1.24**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	195	175	131
Ratio of expenses (%)	.45	.49	.48*
Ratio of net investment income (%)	1.71	3.59	3.34*

a For the period November 17, 1999 (commencement of operations) to April 30, 2000.
b The ratio of operating expenses excluding costs incurred in connection with the reorganization was .21%.
* Annualized
** Not annualized

Notes to Financial Statements

1. Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Trust offers three portfolios: Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios"). Money Market Portfolio offers four classes of shares: Institutional, Premier Money Market, Premium Reserve Money Market and Service. Government Securities Portfolio offers two classes of shares: Premier Money Market and Service. Tax-Exempt Portfolio offers four classes of shares: Institutional, Managed, Premier Money Market and Service. Certain detailed financial information for the Premier Money Market shares of each Portfolio, the Institutional shares of the Money Market Portfolio and Tax-Exempt Portfolio, the Premium Reserve Money Market shares of the Money Market Portfolio and the Managed shares of the Tax-Exempt Portfolio is provided separately and is available upon request.

Each Portfolio's investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that portfolio except that each class bears certain expenses unique to that class such as distribution service fees, shareholder service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolios in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. Each Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, each Portfolio paid no federal income taxes and no federal income tax provision was required.

At April 30, 2002, Tax-Exempt Portfolio had a net tax basis capital loss carryforward of approximately $2,430, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2003 ($370) and April 30, 2005 ($2,060), the respective expiration dates, whichever occurs first. In addition, from November 1, 2001, through April 30, 2002, Tax-Exempt Portfolio incurred approximately $1,630 of net realized capital losses. As permitted by tax regulations, the Tax-Exempt Portfolio intends to elect to defer these losses and treat them as arising in the fiscal year ending April 30, 2003.

Distribution of Income and Gains. All of the net investment income of each Portfolio is declared as a daily dividend and is distributed to shareholders monthly. For the purposes of the daily dividend, net investment income includes all realized gains (losses) on portfolio securities.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences except for the dividends payable of $671,098 at April 30, 2002 for the Tax-Exempt Portfolio.

Expenses. Expenses of the Trust arising in connection with a specific Portfolio are allocated to that Portfolio. Other Trust expenses which cannot be directly attributed to a Portfolio are apportioned among the Portfolios in the Trust based on relative net assets.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

2. Related Parties

On April 5, 2002, 100% of Zurich Scudder Investments, Inc., ("ZSI") was acquired by Deutsche Bank AG with the exception of Threadneedle Investments in the U.K. Upon the closing of this transaction, ZSI became part of Deutsche Asset Management and changed its name to Deutsche Investment Management Americas Inc. ("DeIM"). Effective April 5, 2002, the investment management agreements with ZSI were terminated and DeIM became the investment advisor for the Trust. The Investment Management Agreement (the "Management Agreement") is the same in all material respects as the corresponding previous Management Agreement.

Management Agreement. Under the Management Agreement, the Advisor directs the investments of the Trust in accordance with its objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Portfolio. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The Trust pays a monthly investment management fee of 1/12 of the annual rate of 0.22% of the first $500,000,000 of average combined daily net assets, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the year ended April 30, 2002, the Tax-Exempt Portfolio incurred management fees equivalent to the following annual effective rate of each Portfolio's average daily net assets:

Portfolio	Effective Rate (%)
Tax-Exempt Portfolio	.16

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the shareholder service agent of the Trust. For the year ended April 30, 2002, the amount charged by SISC was as follows:

Portfolio	Total Aggregated	Unpaid at April 30, 2002
Tax-Exempt Portfolio:
Institutional Shares	$ 26,977	$ 5,420
Managed Shares	192,295	17,800
Premier Money Market Shares	206,676	11,011
Service Shares	1,206,176	-

Distribution Service Agreement. The Trust has a distribution agreement with Scudder Distributors, Inc. ("SDI"). For its services as primary distributor, the Trust pays SDI an annual fee ("Distribution Fee") of 0.50% of average daily net assets for the Service shares of the Tax-Exempt Portfolio and 0.25% of average net assets for the Premier Money Market shares of the Tax-Exempt Portfolio, pursuant to separate Rule 12b-1 plans for this Trust.

In addition, effective July 27, 2001, the Trust pays SDI an annual fee of up to 0.25% of average daily net assets for the Managed shares of the Tax-Exempt Portfolio.

For the year ended April 30, 2002, the Distribution Fee was as follows:

Portfolio	Distribution Fee	Unpaid at April 30, 2002
Tax-Exempt Portfolio:
Managed Shares	$ 69,569	$ 23,648
Premier Money Market Shares	247,750	22,496
Service Shares	2,379,686	192,206

SDI provides information and administrative services ("Service Fee") to the Premier Money Market shares and the Managed shares as follows:

The Premier Money Market share pay SDI an annual fee of 0.25% of average daily net assets.

For the period May 1, 2001 to July 26, 2001, the Managed Shares of the Tax-Exempt Portfolio paid a fee of 0.25% of average daily net assets.

Effective July 27, 2001, the Managed Shares of the Tax-Exempt Portfolio no longer accrue a service fee but accrue a distribution fee as described above.

For the year ended April 30, 2002, the Service Fee was as follows:

Portfolio	Service Fee	Unpaid at April 30, 2002
Tax-Exempt Portfolio:
Managed Shares	$ 232,607	$ -
Premier Money Market Shares	247,750	25,478

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

3. Expense Off-Set Arrangements

The Trust has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Portfolio's expenses. During the period, the Tax-Exempt Portfolio's custody and transfer agent fees were reduced as follows:

Portfolio	Custodian Fee ($)	Transfer Agent Fees ($)
Tax-Exempt Portfolio	7,540	-

4. Line of Credit

The Trust and several affiliated funds (the "Participants") share in a $1.3 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. During the period the Trust had no borrowings on the line of credit.

5. Share Transactions

The following table summarizes share and dollar activity in the Funds:

Tax-Exempt Portfolio	Year Ended April 30, 2002		Year Ended April 30, 2001
	Shares	Dollars	Shares	Dollars
Shares sold
Institutional Shares	1,390,985,356	$ 1,390,988,691	465,122,993	$ 465,122,993
Managed Shares	343,454,577	343,408,667	259,273,270	259,273,270
Premier Money Market Shares	207,818,227	207,807,144	223,623,357	223,623,357
Service Shares	2,061,101,997	2,060,851,661	2,671,055,047	2,671,055,047
		$ 4,003,056,163		$ 3,619,074,667
Shares issued to shareholders in reinvestment of distributions
Institutional Shares	765,956	$ 765,956	699,823	$ 699,823
Managed Shares	200,609	200,609	33,088	33,088
Premier Money Market Shares	1,345,063	1,345,063	2,048,796	2,048,796
Service Shares	6,317,353	6,317,353	15,038,743	15,038,743
		$ 8,628,981		$ 17,820,450
Shares redeemed
Institutional Shares	(1,371,210,204)	$ (1,371,223,631)	(453,337,641)	$ (453,337,641)
Managed Shares	(323,779,380)	(323,779,380)	(215,882,141)	(215,882,141)
Premier Money Market Shares	(194,906,403)	(194,906,403)	(139,368,552)	(139,368,552)
Service Shares	(2,150,231,723)	(2,150,231,724)	(2,635,973,998)	(2,635,973,998)
		$ (4,040,141,138)		$ (3,444,562,332)
Net increase (decrease)
Institutional Shares	20,541,108	$ 20,531,016	12,485,175	$ 12,485,175
Managed Shares	19,875,806	19,829,896	43,424,217	43,424,217
Premier Money Market Shares	14,256,887	14,245,804	86,303,601	86,303,601
Service Shares	(82,812,373)	(83,062,710)	50,119,792	50,119,792
		$ (28,455,994)		$ 192,332,785

Report of Independent Auditors

The Board of Trustees and Shareholders
Cash Account Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Tax-Exempt Portfolio (one of a series of Cash Account Trust, the "Trust"), as of April 30, 2002, the related statement of operations for the year then ended, the statement of changes in net assets, for the each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of April 30, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Tax-Exempt Portfolio at April 30, 2002, the results of its operations for the year then ended, the changes in its net assets for the each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
June 19, 2002

Shareholder Meeting Results

A Special Meeting of Shareholders of the Tax-Exempt Portfolio of Cash Account Trust was held on March 28, 2002, at the office of Deutsche Investment Management Americas Inc. (formerly Zurich Scudder Investments, Inc.), Two International Place, Boston, Massachusetts. At the meeting, the following matter was voted upon by the shareholders (the resulting votes for such matter are presented below):

To approve a new investment management agreement for the Tax-Exempt Portfolio with Deutsche Investment Management Americas Inc.

Affirmative	Against	Abstain
790,124,989	6,718,585	4,292,211

Trustees and Officers

The following table presents information about each Trustee of Cash Account Trust as of May 31, 2002. Each Trustee's age is in parentheses after his or her name. Unless otherwise noted, (i) each Trustee has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois 60606. The term of office for each Trustee is until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Trustee will hold office for an indeterminate period.

Non-Interested Trustees
Name, Age and Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held
John W. Ballantine (56)
Trustee	1999 to present	Retired 1998; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996)	83	Enron Corporation (effective May 30, 2002);
First Oak Brook Bancshares, Inc.;
Oak Brook Bank;
Tokheim Corporation (designer, manufacturer and servicer of electronic and mechanical petroleum marketing systems)

Lewis A. Burnham (69)
Trustee	1989 to present	Retired 1998; formerly, Director of Management Consulting, McNulty & Company; formerly, Executive Vice President, Anchor Glass Container Corporation	83	None
Donald L. Dunaway (65)
Trustee	1989 to present	Retired 1994; formerly, Executive Vice President, A.O. Smith Corporation (diversified manufacturer)	83	None
James R. Edgar (55)
Trustee	2001 to present	Distinguished Fellow, University of Illinois Institute of Government and Public Affairs; formerly, Governor, State of Illinois	83	Kemper Insurance Companies; John B. Sanfilippo & Son, Inc.; Horizon Group Properties, Inc.
Paul K. Freeman (52)
Trustee	May 2002 to present	President, Cook Street Holdings (consulting); Adjunct Professor, University of Denver; Consultant, World Bank/Inter-American Development Bank; formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group Inc. (environmental insurance) (1986-1998)	83	None
Robert B. Hoffman (65)
Trustee	1989 to present	Retired 2000; formerly, Chairman, Harnischfeger Industries, Inc. (machinery for mining and paper industries); prior thereto, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products); Vice President, Head of International Operations, FMC Corporation (manufacturer of machinery and chemicals)	83	None
Shirley D. Peterson (60)
Trustee	1995 to present	Retired 2000; formerly, President, Hood College; prior thereto, Partner, Steptoe & Johnson (law firm); Commissioner, Internal Revenue Service; Assistant Attorney General (Tax), U.S. Department of Justice	83	Bethlehem Steel Corp.
Fred B. Renwick (72)
Trustee	2001 to present	Retired 2001; Professor Emeritus of Finance, New York University, Stern School of Business	83	The Wartburg Foundation;
Chairman, Finance Committee of Morehouse College Board of Trustees;
The Investment Fund for Foundations;
American Bible Society Investment Committee; formerly, member of the Investment Committee of Atlanta University Board of Trustees; formerly, Director of Board of Pensions, Evangelical Lutheran Church in America

William P. Sommers (68)
Trustee	1989 to present	Retired; formerly, President and Chief Executive Officer, SRI International (research and development); prior thereto, Executive Vice President, Iameter (medical information and educational service provider); Senior Vice President and Director, Booz, Allen & Hamilton Inc. (management consulting firm)	83	PSI Inc.; Evergreen Solar, Inc.; SRI/Atomic Tangerine
John G. Weithers (68)
Trustee	2001 to present	Retired 1992; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange	83	Federal Life Insurance Company; Chairman of the Members of the Corporation and Trustee, DePaul University; formerly, International Federation of Stock Exchanges, Records Management Systems
Interested Trustees[1]
Richard T. Hale (56)
Trustee and Chairman	May 2002 to present	Managing Director, Deutsche Asset Management	220	None
William F. Glavin, Jr. (43)
Trustee	2001 to present	Managing Director, Deutsche Investment Management Americas Inc.	83	None

1 Each trustee listed under the heading "Interested Trustees" is an "interested person" of the investment manager or of the fund within the meaning of the Investment Company Act of 1940, as amended, due to the fact that each is an officer of the fund's investment manager or affiliate thereof.

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-621-1048.

The following table presents information about each Officer of the Trust as of May 31, 2002. Each Officer's age is in parentheses after his or her name. Unless otherwise noted, the address of each Officer is c/o Deutsche Asset Management, Two International Place, Boston, Massachusetts 02110-4103. The President, Treasurer and Secretary each holds office until his or her successor is duly elected and qualified; all other officers hold offices in accordance with the By-Laws of the Trust. Each Officer of the Trust is an employee of the Fund's Advisor, Deutsche Investment Management Americas Inc., or an affiliate of the Advisor.

Officers
Name, Age and Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During the Past 5 Years
William F. Glavin, Jr. (43)
President	April 2002 to present	Managing Director, Deutsche Investment Management Americas Inc.
Stephen H. Boyd (31)
Vice President	April 2002 to present	Vice President, Deutsche Asset Management (1998 to present); prior thereto, analyst for Union Bank of Switzerland and municipal research analyst for ABN AMRO Securities
Richard T Hale (56)
Vice President	April 2002 to present	Managing Director, Deutsche Asset Management
Gary R. Pollack (48)
Vice President	April 2002 to present	Director, Deutsche Asset Management
Darlene M. Rasel (50)
Vice President	April 2002 to present	Managing Director, Deutsche Asset Management
Philip J. Collora (56)
Vice President and Assistant Secretary	1990 to present	Senior Vice President, Deutsche Investment Management Americas Inc.
Daniel O. Hirsch (48)
Vice President and Assistant Secretary	April 2002 to present	Managing Director, Deutsche Asset Management (1998 to present); prior thereto, Assistant General Counsel, Securities and Exchange Commission (1993-1998)
Gary L. French (50)
Treasurer	January 2002 to present	Managing Director, Deutsche Investment Management Americas Inc. (2001 to present); prior thereto, President, UAM Fund Services, Inc.
John R. Hebble (43)
Assistant Treasurer	1998 to present	Senior Vice President, Deutsche Investment Management Americas Inc.
Thomas Lally (34)
Assistant Treasurer	2001 to present	Senior Vice President, Deutsche Investment Management Americas Inc.
Brenda Lyons (39)
Assistant Treasurer	1998 to present	Senior Vice President, Deutsche Investment Management Americas Inc.
John Millette (39)
Secretary	2001 to present	Vice President, Deutsche Investment Management Americas Inc.
Caroline Pearson (40)
Assistant Secretary	1998 to present	Managing Director, Deutsche Investment Management Americas Inc. (1997 to present); prior thereto, Associate, Dechert Price & Rhoads (law firm)

Principal Underwriter
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606

This report is not to be
distributed unless preceded
or accompanied by a
Tax-Exempt Portfolio
prospectus.

STIM-2 17735 (4/30/02)